AIG Consumer Insurance
1999 Avenue of the Stars, 27th Floor
Los Angeles, CA 90067
www.aig.com


Helena Lee
Assistant General Counsel
Legal
T  + 1 310 772 6259
F  +1 310 772 6569
hlee@sunamerica.com


VIA EDGAR TRANSMISSION



September 7, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    Variable Separate Account ("Registrant")
       American General Life Insurance Company ("Depositor")
       Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Investment Company Act Number 811-03859

FILE NUMBER      PRODUCT NAME
-----------      ------------
333-185762       Polaris Platinum III
                 Polaris Platinum III (Early Access)
333-185778       Polaris Preferred Solution
                 Polaris Preferred Solution (Rewards)


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses, Statements of Additional Information and supplements as applicable that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and
2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.


Very truly yours,

/S/ Helena Lee

Helena Lee
Assistant General Counsel